Prospectus Supplement November 22, 2019

For the following funds with prospectuses dated December 1, 2018 – November 8, 2019 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®
American Funds Global Balanced FundSM
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®
American Funds International Vantage FundSM

American Funds Mortgage Fund®

American Funds Strategic Bond FundSM

American Funds U.S. Government Money Market FundSM
American High-Income Trust®
American Mutual Fund®

The Bond Fund of America®
Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®
New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund®

U.S. Government Securities Fund®
Washington Mutual Investors FundSM

Changes apply to all funds unless otherwise noted below.

1. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the AMCAP Fund prospectus:

Eric H. Stern, Partner, Capital International Investors, serves as an equity portfolio manager for the fund. Eric has 30 years of investment experience in total (28 years with Capital Research and Management Company or affiliate). He has less than 1 year of experience in managing the fund.

2. The paragraph captioned “Subtransfer agency and recordkeeping fees” in the “Fund expenses” section of the prospectus for each of the funds listed above (other than American Funds U.S. Government Money Market Fund) is amended to read as follows:

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares are subject to subtransfer agency fees of up to .12% of fund assets.

Fee to Virginia529 For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item. Effective January 1, 2020, such expense for oversight and administrative services will decrease to a maximum of .09% of net assets invested in Class 529 shares.

3. The paragraph captioned “Subtransfer agency and recordkeeping fees” in the “Fund expenses” section of the American Funds U.S. Government Money Market Fund prospectus is amended to read as follows:

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares are subject to subtransfer agency fees of up to .12% of fund assets.

Fee to Virginia529 For Class 529 and ABLE-A shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item. Effective January 1, 2020, such expense for oversight and administrative services will decrease to a maximum of .09% of net assets invested in Class 529 and ABLE-A shares.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-371-1119P CGD/AFD/10039-S75705

Statement of Additional Information Supplement November 22, 2019

For the following funds with statements of additional information dated December 1, 2018 – November 8, 2019 (as supplemented to date):

AMCAP Fund®	American Balanced Fund®
American Funds Corporate Bond Fund®	American Funds Developing World Growth and Income FundSM
American Funds Emerging Markets Bond Fund®	American Funds Global Balanced FundSM
American Funds Global Insight FundSM	American Funds Inflation Linked Bond Fund®
American Funds International Vantage FundSM	American Funds Mortgage Fund®
American Funds Short-Term Tax-Exempt Bond Fund®	American Funds Strategic Bond FundSM
American Funds Tax-Exempt Fund of New York®	American Funds U.S. Government Money Market FundSM
American High-Income Municipal Bond Fund®	American High-Income Trust®
American Mutual Fund®	The Bond Fund of America®
Capital Income Builder®	Capital World Bond Fund®
Capital World Growth and Income Fund®	EuroPacific Growth Fund®
Fundamental Investors®	The Growth Fund of America®
The Income Fund of America®	Intermediate Bond Fund of America®
International Growth and Income FundSM	The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of America®	The New Economy Fund®
New Perspective Fund®	New World Fund, ® Inc.
Short-Term Bond Fund of America®	SMALLCAP World Fund®
The Tax-Exempt Bond Fund of America®	The Tax-Exempt Fund of California®
U.S. Government Securities Fund®	Washington Mutual Investors FundSM

Changes apply to all funds unless otherwise noted below.

1. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the AMCAP Fund statement of additional information is amended to read as follows. Except as noted below, footnotes to the table remain unchanged.

2. Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
James Terrile	Over $1,000,000	3	$247.9	1	$0.08	None
Barry S. Crosthwaite	Over $1,000,000	2	$278.2	3	$0.64	None
Claudia P. Huntington	Over $1,000,000	4	$99.8	1	$0.08	None
Eric S. Richter	Over $1,000,000	2	$110.7	2	$0.53	None
Aidan O’Connell	Over $1,000,000	2	$46.3	1	$0.08	None

Lawrence R. Solomon	Over $1,000,000	2	$194.1	1	$0.08	None
Eric H. Stern[4]	$100,001 – $500,000	1	$120.5	8	$1.26	10[5]	$1.48
[4]	Information is as of September 30, 2019.
[5]	The advisory fee of one of these accounts (representing $0.30 billion in total assets) is based partially on its investment results.

2. The fourth paragraph in the “Price of shares” section of the statement of additional information for each of the funds listed above (other than American Funds U.S. Government Money Market Fund) is amended to read as follows:

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. For days on which the New York Stock Exchange publishes in advance that it will close early (e.g., the day before July 4th, the day after Thanksgiving and Christmas Eve), orders received after the planned early close will be entered at the calculated offering price on the following business day. However, if the New York Stock Exchange makes an unscheduled close prior to 4 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time on that business day. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

3. The fourth paragraph in the “Price of shares” section of the American Funds U.S. Government Money Market Fund statement of additional information is amended to read as follows.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. For days on which the New York Stock Exchange publishes in advance that it will close early (e.g., the day before July 4th, the day after Thanksgiving and Christmas Eve), orders received after the planned early close will be entered at the calculated offering price on the following business day. However, if the New York Stock Exchange makes an unscheduled close prior to 4 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time on that business day. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. The fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund’s officers.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-367-1119O CGD/10149-S75743